Goodwill and Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended						24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2012 Trade Name [Member]	Dec. 31, 2011 Trade Name [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Goodwill and Intangible Assets (Textual) [Abstract]
Identified intangible assets amortized as noninterest expense estimated lives							8 years	2 years
Impairment of intangible asset	$ 202	$ 2,872	$ 169	$ 2,872	$ 33